Debt - Schedule of Weighted Average Assumptions Used in Determining the Fair Value Stock Options (Details)		6 Months Ended	12 Months Ended
	Oct. 25, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	28.10%	79.30%	79.30%	75.10%
Risk-free rate	4.00%	4.66%	4.66%	1.81%
Expected term (in years)	1 month 28 days	1 year	1 year	7 years
Dividend yield		0.00%	0.00%	0.00%
April 2023 Convertible Note Warrants and Private Placement Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		72.80%	72.80%
Risk-free rate		3.51%	3.51%
Expected term (in years)		5 years	5 years
Dividend yield		0.00%	0.00%
April 2023 Conversion Feature Liability [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		66.50%	66.50%
Risk-free rate		4.94%	4.94%
Expected term (in years)		6 months	6 months
Dividend yield		0.00%	0.00%